Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subscription warrants - indemnification

24. Subscription warrants – indemnification

Because of the association between the Company and Extrafarma on January 31, 2014, 7 subscription warrants – indemnification could be issued, corresponding to up to 6,411,244 shares of the Company. The subscription warrants – indemnification may be exercised beginning 2020 by the former shareholders of Extrafarma and are adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. The subscription warrants – indemnification’s fair value is measured based on the share price of Ultrapar (UGPA3) and is reduced by the dividend yield until 2020, since the exercise is possible only from 2020, and they are not entitled to dividends while they are not converted into shares.

The Company’s Board of Directors confirmed on February 19 and August 12, 2020, the issuance of, respectively, 2,108,542 and 86,978 common shares and on February 24, 2021 the issuance of 70,939 common shares (see Note 35.b) within the authorized capital limit provided by the art. 6 of the Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company when the merger of all Extrafarma shares by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014.

In the association agreement between the Company and Extrafarma on January 31, 2014 and due to the unfavorable decisions of some processes prior on January 31, 2014, 574,648 shares linked to the subscription warrants – indemnification were canceled and not issued. Also, 3,641,075 shares were retained, linked to subscription warrants – indemnification, which will be issued or canceled according as the final decision of the processes are favorable or unfavorable, respectively. On December 31, 2020, the maximum number of shares, which may be issued in the future, linked to the subscription warrants – indemnification, is up to 3,641,075 shares, totaling R$ 86,439.